Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Outstanding loans as per product type
Total lending	kr 217,594	kr 209,226
Concessionary loans outstanding	547	663
CIRR-System
Outstanding loans as per product type
Total lending	76,120	69,922
Lending to Swedish exporters
Outstanding loans as per product type
Total lending	96,429	89,759
Lending to exporters' customers
Outstanding loans as per product type
Total lending	121,165	119,467
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending	kr 76,120	kr 69,922